Accounts receivable, net - Schedule of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 39,675	$ 5,588	¥ 34,869
Less: allowance for credit losses	(5,331)	(751)	(5,142)
Total accounts receivable, net	¥ 34,344	$ 4,837	¥ 29,727